Shareholder Report, Line Graph (Details) - USD ($)			8 Months Ended	12 Months Ended		20 Months Ended	24 Months Ended	32 Months Ended	36 Months Ended	44 Months Ended	48 Months Ended	56 Months Ended	60 Months Ended	68 Months Ended	72 Months Ended	80 Months Ended	84 Months Ended	92 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 27, 2017	Aug. 31, 2015	Aug. 31, 2018	Aug. 31, 2025	Aug. 31, 2016	Aug. 31, 2019	Aug. 31, 2017	Aug. 31, 2020	Aug. 31, 2018	Aug. 31, 2021	Aug. 31, 2019	Aug. 31, 2022	Aug. 31, 2020	Aug. 31, 2023	Aug. 31, 2021	Aug. 31, 2024	Aug. 31, 2022	Aug. 31, 2025	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2025
PGIM HIGH YIELD FUND - CLASS A
Account Value [Line Items]
Line Graph and Table Measure Name				Class A with sales charges
Accumulated Value		$ 9,674.52			$ 10,444.70		$ 11,342.49		$ 11,744.80		$ 12,601.74		$ 13,068.07		$ 14,483.61		$ 12,981.79		$ 13,674.88	$ 15,282.32	$ 16,668.38
PGIM HIGH YIELD FUND - CLASS C
Account Value [Line Items]
Line Graph and Table Measure Name				Class C with sales charges
Accumulated Value		10,000.00			10,716.51		11,552.29		11,877.76		12,657.01		13,033.93		14,343.69		12,759.45		13,373.81	14,807.94	16,067.22
PGIM HIGH YIELD FUND - CLASS R
Account Value [Line Items]
Line Graph and Table Measure Name				Class R
Accumulated Value		10,000.00			10,769.77		11,667.08		12,023.74		12,887.78		13,323.97		14,697.50		13,128.90		13,817.66	15,394.79	16,739.29
PGIM HIGH YIELD FUND - CLASS Z
Account Value [Line Items]
Line Graph and Table Measure Name				Class Z
Accumulated Value		10,000.00			10,826.36		11,788.64		12,239.16		13,166.40		13,689.21		15,207.02		13,667.66		14,432.96	16,165.04	17,670.88
PGIM High Yield Fund - Class R2
Account Value [Line Items]
Line Graph and Table Measure Name				Class R2
Accumulated Value	$ 10,000.00		$ 10,248.46			$ 11,004.16		$ 11,398.50		$ 12,589.32		$ 11,265.73		$ 11,874.04		$ 13,246.87		$ 14,423.52
PGIM High Yield Fund - Class R4
Account Value [Line Items]
Line Graph and Table Measure Name				Class R4
Accumulated Value	10,000.00		10,266.42			11,054.24		11,457.49		12,709.31		11,401.67		12,047.18		13,445.71		14,706.71
PGIM High Yield Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name				Class R6
Accumulated Value		10,000.00			10,856.32		11,813.31		12,279.64		13,228.07		13,771.17		15,318.81		13,781.07		14,570.17	16,341.19	17,886.52
PGIM Short Duration High Yield Income Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name				Class A with sales charges
Accumulated Value		9,775.00			10,329.93		10,810.46		11,208.80		11,931.40		12,236.92		13,325.55		12,616.79		13,415.66	14,792.35	15,904.52
PGIM Short Duration High Yield Income Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name				Class C with sales charges
Accumulated Value		10,000.00			10,489.08		10,906.94		11,224.63		11,859.41		12,072.72		13,034.71		12,262.78		12,942.17	14,164.21	15,116.12
PGIM Short Duration High Yield Income Fund - Class Z
Account Value [Line Items]
Line Graph and Table Measure Name				Class Z
Accumulated Value		10,000.00			10,594.31		11,114.45		11,565.63		12,327.96		12,675.39		13,837.48		13,134.12		14,000.52	15,475.35	16,680.41
PGIM Short Duration High Yield Income Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name				Class R6
Accumulated Value		10,000.00			10,603.38		11,130.62		11,587.81		12,357.75		12,726.53		13,884.46		13,185.47		14,079.70	15,551.92	16,790.87
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg US Aggregate Bond Index
Accumulated Value	10,000	10,000	9,903.9763092735466		10,596.645558446133	10,911.467623155677	10,648.79225547748	11,617.791503974973	10,537.064187755945	11,608.018100341204	11,608.956962079559	10,271.260817932211	12,360.430899125324	10,148.702336336482	12,350.032754157482	10,889.184262871904	10,927.826475755457	11,230.715852959082	10,797.433737828684	11,585.24919155418	11,948.612367567155
Bloomberg US Corporate High Yield 1% Issuer Capped Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg US Corporate High Yield 1% Issuer Capped Index
Accumulated Value	$ 10,000	$ 10,000	$ 10,195.594496200945		$ 10,919.883507377861	$ 10,846.085025002048	$ 11,856.090819707802	$ 11,299.592768569384	$ 12,260.661485093819	$ 12,442.000370242857	$ 13,042.905637297183	$ 11,128.216202914044	$ 13,588.26912020342	$ 11,933.269574925262	$ 14,962.065703358572	$ 13,429.536620061039	$ 13,382.181082986854	$ 14,537.082742085222	$ 14,350.294014051417	$ 16,149.622512114682	$ 17,481.49659619352